Distribution Date:	08/15/25	BMO 2022-C2 Mortgage Trust
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2022-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	4		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	5				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	6		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	8		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	9-13				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	14-15
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	16-17		Association
Principal Prepayment Detail	18		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com;
					AskMidland@midlandls.com
Historical Detail	19		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	20	Special Servicer	Rialto Capital Advisors, LLC
Collateral Stratification and Historical Detail	21		Liat Heller		liat.heller@rialtocapital.com
Specially Serviced Loan Detail - Part 1	22		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Specially Serviced Loan Detail - Part 2	23-24	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Modified Loan Detail	25		Attention: BMO 2022-C2—Transaction Manager		notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	26		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29		1100 North Market Street | Wilmington, DE 19890 | United States
		Controlling Class	RREF IV-D AIV RR, LLC c/o Rialto Capital Management LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05602NAA8	4.524000%	6,784,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05602NAB6	4.970212%	97,871,000.00	96,238,191.16	127,847.56	398,603.49	0.00	0.00	526,451.05	96,110,343.60	30.38%	30.00%
A-3	05602NAC4	4.970212%	6,700,000.00	6,700,000.00	0.00	27,750.35	0.00	0.00	27,750.35	6,700,000.00	30.38%	30.00%
A-4	05602NAD2	4.850212%	155,000,000.00	155,000,000.00	0.00	626,485.69	0.00	0.00	626,485.69	155,000,000.00	30.38%	30.00%
A-5	05602NAE0	4.970212%	200,624,000.00	200,624,000.00	0.00	830,953.14	0.00	0.00	830,953.14	200,624,000.00	30.38%	30.00%
A-SB	05602NAF7	4.970212%	10,871,000.00	10,871,000.00	0.00	45,025.98	0.00	0.00	45,025.98	10,871,000.00	30.38%	30.00%
A-S	05602NAH3	4.970212%	59,731,000.00	59,731,000.00	0.00	247,396.43	0.00	0.00	247,396.43	59,731,000.00	21.52%	21.25%
B	05602NAJ9	4.970212%	31,572,000.00	31,572,000.00	0.00	130,766.27	0.00	0.00	130,766.27	31,572,000.00	16.84%	16.63%
C	05602NAK6	4.970212%	31,572,000.00	31,572,000.00	0.00	130,766.27	0.00	0.00	130,766.27	31,572,000.00	12.15%	12.00%
D	05602NAU4	2.500000%	20,480,000.00	20,480,000.00	0.00	42,666.67	0.00	0.00	42,666.67	20,480,000.00	9.11%	9.00%
E	05602NAW0	2.500000%	14,506,000.00	14,506,000.00	0.00	30,220.83	0.00	0.00	30,220.83	14,506,000.00	6.96%	6.88%
F	05602NAY6	2.500000%	16,212,000.00	16,212,000.00	0.00	33,775.00	0.00	0.00	33,775.00	16,212,000.00	4.56%	4.50%
G-RR	05602NBA7	4.000000%	6,827,000.00	6,827,000.00	0.00	22,756.67	0.00	0.00	22,756.67	6,827,000.00	3.54%	3.50%
J-RR*	05602NBC3	4.000000%	23,892,921.00	23,892,921.00	0.00	71,149.33	0.00	0.00	71,149.33	23,892,921.00	0.00%	0.00%
VRR	05602NBG4	4.970212%	7,479,669.00	7,387,446.64	1,400.82	30,504.58	0.00	0.00	31,905.40	7,386,045.82	0.00%	0.00%
VRR Interest	N/A	4.970212%	17,866,335.00	17,646,047.75	3,346.06	72,864.86	0.00	0.00	76,210.92	17,642,701.69	0.00%	0.00%
R	05602NBE9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			707,988,925.00	699,259,606.55	132,594.44	2,741,685.56	0.00	0.00	2,874,280.00	699,127,012.11

X-A	05602NAG5	0.039622%	477,850,000.00	469,433,191.16	0.00	15,500.00	0.00	0.00	15,500.00	469,305,343.60
X-D	05602NAL4	2.470212%	34,986,000.00	34,986,000.00	0.00	72,019.02	0.00	0.00	72,019.02	34,986,000.00
X-F	05602NAN0	2.470212%	16,212,000.00	16,212,000.00	0.00	33,372.56	0.00	0.00	33,372.56	16,212,000.00
X-G	05602NAQ3	0.970212%	6,827,000.00	6,827,000.00	0.00	5,519.70	0.00	0.00	5,519.70	6,827,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-J	05602NAS9	0.970212%	23,892,921.00	23,892,921.00	0.00	19,317.66	0.00	0.00	19,317.66	23,892,921.00
Notional SubTotal			559,767,921.00	551,351,112.16	0.00	145,728.94	0.00	0.00	145,728.94	551,223,264.60

Deal Distribution Total					132,594.44	2,887,414.50	0.00	0.00	3,020,008.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05602NAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05602NAB6	983.31672467	1.30628644	4.07274361	0.00000000	0.00000000	0.00000000	0.00000000	5.37903005	982.01043823
A-3	05602NAC4	1,000.00000000	0.00000000	4.14184328	0.00000000	0.00000000	0.00000000	0.00000000	4.14184328	1,000.00000000
A-4	05602NAD2	1,000.00000000	0.00000000	4.04184316	0.00000000	0.00000000	0.00000000	0.00000000	4.04184316	1,000.00000000
A-5	05602NAE0	1,000.00000000	0.00000000	4.14184315	0.00000000	0.00000000	0.00000000	0.00000000	4.14184315	1,000.00000000
A-SB	05602NAF7	1,000.00000000	0.00000000	4.14184344	0.00000000	0.00000000	0.00000000	0.00000000	4.14184344	1,000.00000000
A-S	05602NAH3	1,000.00000000	0.00000000	4.14184310	0.00000000	0.00000000	0.00000000	0.00000000	4.14184310	1,000.00000000
B	05602NAJ9	1,000.00000000	0.00000000	4.14184309	0.00000000	0.00000000	0.00000000	0.00000000	4.14184309	1,000.00000000
C	05602NAK6	1,000.00000000	0.00000000	4.14184309	0.00000000	0.00000000	0.00000000	0.00000000	4.14184309	1,000.00000000
D	05602NAU4	1,000.00000000	0.00000000	2.08333350	0.00000000	0.00000000	0.00000000	0.00000000	2.08333350	1,000.00000000
E	05602NAW0	1,000.00000000	0.00000000	2.08333310	0.00000000	0.00000000	0.00000000	0.00000000	2.08333310	1,000.00000000
F	05602NAY6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G-RR	05602NBA7	1,000.00000000	0.00000000	3.33333382	0.00000000	0.00000000	0.00000000	0.00000000	3.33333382	1,000.00000000
J-RR	05602NBC3	1,000.00000000	0.00000000	2.97784143	0.35549190	7.32124590	0.00000000	0.00000000	2.97784143	1,000.00000000
VRR	05602NBG4	987.67026188	0.18728369	4.07833288	0.01244306	0.25837908	0.00000000	0.00000000	4.26561657	987.48297819
VRR Interest	N/A	987.67026086	0.18728295	4.07833280	0.01244240	0.25837812	0.00000000	0.00000000	4.26561575	987.48297790
R	05602NBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05602NAG5	982.38608593	0.00000000	0.03243696	0.00000000	0.00000000	0.00000000	0.00000000	0.03243696	982.11853845
X-D	05602NAL4	1,000.00000000	0.00000000	2.05850969	0.00000000	0.00000000	0.00000000	0.00000000	2.05850969	1,000.00000000
X-F	05602NAN0	1,000.00000000	0.00000000	2.05850975	0.00000000	0.00000000	0.00000000	0.00000000	2.05850975	1,000.00000000
X-G	05602NAQ3	1,000.00000000	0.00000000	0.80851033	0.00000000	0.00000000	0.00000000	0.00000000	0.80851033	1,000.00000000
X-J	05602NAS9	1,000.00000000	0.00000000	0.80850977	0.00000000	0.00000000	0.00000000	0.00000000	0.80850977	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/25 - 07/30/25	30	0.00	398,603.49	0.00	398,603.49	0.00	0.00	0.00	398,603.49	0.00
A-3	07/01/25 - 07/30/25	30	0.00	27,750.35	0.00	27,750.35	0.00	0.00	0.00	27,750.35	0.00
A-4	07/01/25 - 07/30/25	30	0.00	626,485.69	0.00	626,485.69	0.00	0.00	0.00	626,485.69	0.00
A-5	07/01/25 - 07/30/25	30	0.00	830,953.14	0.00	830,953.14	0.00	0.00	0.00	830,953.14	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	45,025.98	0.00	45,025.98	0.00	0.00	0.00	45,025.98	0.00
X-A	07/01/25 - 07/30/25	30	0.00	15,500.00	0.00	15,500.00	0.00	0.00	0.00	15,500.00	0.00
X-D	07/01/25 - 07/30/25	30	0.00	72,019.02	0.00	72,019.02	0.00	0.00	0.00	72,019.02	0.00
X-F	07/01/25 - 07/30/25	30	0.00	33,372.56	0.00	33,372.56	0.00	0.00	0.00	33,372.56	0.00
X-G	07/01/25 - 07/30/25	30	0.00	5,519.70	0.00	5,519.70	0.00	0.00	0.00	5,519.70	0.00
X-J	07/01/25 - 07/30/25	30	0.00	19,317.66	0.00	19,317.66	0.00	0.00	0.00	19,317.66	0.00
A-S	07/01/25 - 07/30/25	30	0.00	247,396.43	0.00	247,396.43	0.00	0.00	0.00	247,396.43	0.00
B	07/01/25 - 07/30/25	30	0.00	130,766.27	0.00	130,766.27	0.00	0.00	0.00	130,766.27	0.00
C	07/01/25 - 07/30/25	30	0.00	130,766.27	0.00	130,766.27	0.00	0.00	0.00	130,766.27	0.00
D	07/01/25 - 07/30/25	30	0.00	42,666.67	0.00	42,666.67	0.00	0.00	0.00	42,666.67	0.00
E	07/01/25 - 07/30/25	30	0.00	30,220.83	0.00	30,220.83	0.00	0.00	0.00	30,220.83	0.00
F	07/01/25 - 07/30/25	30	0.00	33,775.00	0.00	33,775.00	0.00	0.00	0.00	33,775.00	0.00
G-RR	07/01/25 - 07/30/25	30	0.00	22,756.67	0.00	22,756.67	0.00	0.00	0.00	22,756.67	0.00
J-RR	07/01/25 - 07/30/25	30	165,879.28	79,643.07	0.00	79,643.07	8,493.74	0.00	0.00	71,149.33	174,925.95
VRR	07/01/25 - 07/30/25	30	1,831.94	30,597.65	0.00	30,597.65	93.07	0.00	0.00	30,504.58	1,932.59
VRR Interest	07/01/25 - 07/30/25	30	4,375.85	73,087.16	0.00	73,087.16	222.30	0.00	0.00	72,864.86	4,616.27
Totals			172,087.07	2,896,223.61	0.00	2,896,223.61	8,809.11	0.00	0.00	2,887,414.50	181,474.81

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information

Total Available Distribution Amount (1)	3,020,008.94
Non-VRR Available Funds	2,911,892.63
VRR Available Funds	108,116.32
VRR Principal Distribution Amount	4,746.88
Excess Liquidation Proceeds Reserve Account Summary
Account Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,907,574.34	Master Servicing Fee	3,029.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,273.33
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	301.07
ARD Interest	0.00	Operating Advisor Fee	1,198.26
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	258.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,907,574.34	Total Fees	11,350.69

Principal		Expenses/Reimbursements
Scheduled Principal	132,594.44	Reimbursement for Interest on Advances	130.62
Unscheduled Principal Collections		ASER Amount	178.49
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	132,594.44	Total Expenses/Reimbursements	8,809.11

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,887,414.50
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	132,594.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,020,008.94
Total Funds Collected	3,040,168.78	Total Funds Distributed	3,040,168.74

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	699,259,607.33	699,259,607.33	Beginning Certificate Balance	699,259,606.55
(-) Scheduled Principal Collections	132,594.44	132,594.44	(-) Principal Distributions	132,594.44
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	699,127,012.89	699,127,012.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	699,449,893.48	699,449,893.48	Ending Certificate Balance	699,127,012.11
Ending Actual Collateral Balance	699,262,312.73	699,262,312.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	5	17,911,213.97	2.56%	59	5.2472	2.037970	1.59 or less	17	201,425,669.19	28.81%	80	5.0816	1.303063
$5,000,000 to $9,999,999	9	65,291,417.97	9.34%	78	5.0965	1.604332	1.60 to 1.69	6	109,050,000.00	15.60%	79	5.0968	1.634952
$10,000,000 to $19,999,999	25	354,424,380.95	50.70%	76	4.8337	1.797953	1.70 to 1.79	1	17,635,000.00	2.52%	82	4.9700	1.770000
$20,000,000 to $29,999,999	8	171,500,000.00	24.53%	60	4.5113	2.356764	1.80 to 1.89	3	50,000,000.00	7.15%	80	5.1000	1.820000
$30,000,000 to $39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.90 to 1.99	1	10,120,000.00	1.45%	80	4.9000	1.970000
$40,000,000 or greater	2	90,000,000.00	12.87%	83	5.1364	1.855556	2.00 to 2.99	16	240,896,343.70	34.46%	76	4.9459	2.302496
Totals	49	699,127,012.89	100.00%	73	4.8287	1.930515	3.00 to 3.99	5	70,000,000.00	10.01%	22	3.0400	3.030000
							4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	49	699,127,012.89	100.00%	73	4.8287	1.930515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	5	5,817,880.00	0.83%	80	5.0700	1.300000	North Carolina	1	16,650,000.00	2.38%	80	4.9500	2.050000
Arizona	5	31,469,483.81	4.50%	82	4.9876	1.418637	North Dakota	1	86,368.59	0.01%	52	4.8500	1.560000
California	8	171,143,409.51	24.48%	80	5.2211	2.191540	Oklahoma	1	120,046.75	0.02%	52	4.8500	1.560000
Colorado	1	18,120.51	0.00%	52	4.8500	1.560000	Oregon	1	228,288.00	0.03%	52	4.8500	1.560000
Florida	6	48,940,000.00	7.00%	79	4.3096	1.565672	Pennsylvania	3	13,700,548.25	1.96%	82	5.4206	1.904252
Georgia	3	4,119,001.00	0.59%	80	5.0700	1.300000	South Dakota	2	21,624,194.62	3.09%	81	5.1284	2.027301
Hawaii	1	12,500,000.00	1.79%	83	6.4800	0.590000	Tennessee	7	17,890,312.57	2.56%	81	5.4437	1.950441
Illinois	1	3,965,789.47	0.57%	82	5.7000	2.140000	Texas	6	8,254,754.58	1.18%	79	4.9722	1.522642
Indiana	1	2,670,000.00	0.38%	80	4.8100	2.530000	Utah	1	135,582.95	0.02%	52	4.8500	1.560000
Iowa	3	868,272.33	0.12%	70	4.9926	1.391451	Virginia	4	42,949,369.24	6.14%	82	5.0235	1.668752
Kansas	5	747,285.30	0.11%	52	4.8500	1.560000	Wisconsin	1	2,679,875.00	0.38%	82	5.0600	1.600000
Kentucky	1	12,443,750.00	1.78%	82	5.0600	1.600000	Wyoming	6	1,656,149.54	0.24%	52	4.8500	1.560000
Louisiana	2	3,185,800.80	0.46%	80	5.0491	1.597921	Totals	111	699,127,012.89	100.00%	73	4.8287	1.930515
Maryland	1	44,863.43	0.01%	52	4.8500	1.560000
									Property Type³
Michigan	1	19,405,462.09	2.78%	82	5.3200	1.050000
Minnesota	1	33,766.33	0.00%	52	4.8500	1.560000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	1,700,000.00	0.24%	80	5.0700	1.300000		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	4	9,783,103.52	1.40%	81	5.2604	2.326701	Industrial	12	67,853,871.00	9.71%	81	5.2139	1.904140
Montana	2	337,950.36	0.05%	52	4.8500	1.560000	Lodging	44	8,131,495.98	1.16%	52	4.8500	1.560000
Nebraska	4	938,554.82	0.13%	52	4.8500	1.560000	Mixed Use	2	105,000,000.00	15.02%	82	5.2842	2.410476
Nevada	4	40,207,540.49	5.75%	82	5.3269	1.427282	Mobile Home Park	1	4,416,213.97	0.63%	80	4.9200	1.460000
New Hampshire	1	1,914,000.00	0.27%	82	5.0600	1.600000	Multi-Family	3	83,000,000.00	11.87%	32	3.3932	2.799759
New Jersey	6	75,850,000.00	10.85%	62	4.4975	1.834087	Office	20	245,591,699.56	35.13%	75	4.7818	1.645955
New Mexico	3	874,463.20	0.13%	52	4.8500	1.560000	Retail	7	101,514,843.70	14.52%	81	4.9888	1.925002
New York	7	124,173,025.87	17.76%	48	3.8274	2.505002	Self Storage	22	83,618,888.72	11.96%	78	5.3055	1.389755
							Totals	111	699,127,012.89	100.00%	73	4.8287	1.930515

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.499% or less	7	92,000,000.00	13.16%	21	3.0974	2.860217	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.500% to 3.999%	2	32,000,000.00	4.58%	78	3.9500	1.480000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.499%	3	33,101,343.70	4.73%	79	4.3507	2.277911	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	11	129,822,279.71	18.57%	79	4.8961	1.736638	37 months to 48 months	48	690,995,516.95	98.84%	73	4.8284	1.934875
	5.000% to 5.499%	18	336,249,781.01	48.10%	82	5.1729	1.872211	49 months or greater	1	8,131,495.94	1.16%	52	4.8500	1.560000
	5.500% to 5.999%	6	58,903,608.47	8.43%	82	5.6983	1.595774	Totals	49	699,127,012.89	100.00%	73	4.8287	1.930515
	6.000% or greater	2	17,050,000.00	2.44%	67	6.4426	0.867537
	Totals	49	699,127,012.89	100.00%	73	4.8287	1.930515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	104,681,495.94	14.97%	24	3.3745	2.705747	Interest Only	37	561,485,000.00	80.31%	71	4.7394	2.006104
	61 to 114 months	40	594,445,516.95	85.03%	81	5.0848	1.793997	356 months or less	12	137,642,012.89	19.69%	80	5.1931	1.622161
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	699,127,012.89	100.00%	73	4.8287	1.930515	Totals	49	699,127,012.89	100.00%	73	4.8287	1.930515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	47	684,140,210.91	97.86%	73	4.8201	1.940936			No outstanding loans in this group
	13 months to 24 months	2	14,986,801.98	2.14%	66	5.2205	1.454793
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	699,127,012.89	100.00%	73	4.8287	1.930515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A6	30509039	MF	New York	NY	Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	08/06/25
1A7	30509040				Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	08/06/25
1A13	30509046				Actual/360	3.040%	26,177.78	0.00	0.00	N/A	06/06/27	--	10,000,000.00	10,000,000.00	08/06/25
1A14	30509047				Actual/360	3.040%	26,177.78	0.00	0.00	N/A	06/06/27	--	10,000,000.00	10,000,000.00	08/06/25
1A17	30509050				Actual/360	3.040%	26,177.78	0.00	0.00	N/A	06/06/27	--	10,000,000.00	10,000,000.00	08/06/25
2A1	30509140	MU	San Francisco	CA	Actual/360	5.197%	223,781.25	0.00	0.00	N/A	07/06/32	--	50,000,000.00	50,000,000.00	08/06/25
2A2-1	30509141				Actual/360	5.197%	67,134.38	0.00	0.00	N/A	07/06/32	--	15,000,000.00	15,000,000.00	08/06/25
3A1	30321156	Various Various		Various	Actual/360	5.060%	174,288.89	0.00	0.00	N/A	06/01/32	--	40,000,000.00	40,000,000.00	08/01/25
3A3	30321157				Actual/360	5.060%	65,358.33	0.00	0.00	N/A	06/01/32	--	15,000,000.00	15,000,000.00	08/01/25
4A1	30508836	OF	Santa Clara	CA	Actual/360	5.100%	87,833.33	0.00	0.00	N/A	04/06/32	--	20,000,000.00	20,000,000.00	08/06/25
4A5	30508840				Actual/360	5.100%	65,875.00	0.00	0.00	N/A	04/06/32	--	15,000,000.00	15,000,000.00	08/06/25
4A6	30508841				Actual/360	5.100%	65,875.00	0.00	0.00	N/A	04/06/32	--	15,000,000.00	15,000,000.00	08/06/25
5A3	30321158	MU	Los Angeles	CA	Actual/360	5.425%	116,788.19	0.00	0.00	N/A	05/06/32	--	25,000,000.00	25,000,000.00	08/06/25
5A4-1	30321159				Actual/360	5.425%	70,072.92	0.00	0.00	N/A	05/06/32	--	15,000,000.00	15,000,000.00	08/06/25
6A3	30321160	OF	West Palm Beach	FL	Actual/360	3.950%	51,020.83	0.00	0.00	N/A	02/06/32	01/06/32	15,000,000.00	15,000,000.00	08/06/25
6A4	30321161				Actual/360	3.950%	57,823.61	0.00	0.00	N/A	02/06/32	01/06/32	17,000,000.00	17,000,000.00	08/06/25
7A3	30321162	OF	Holmdel	NJ	Actual/360	5.110%	66,004.17	0.00	0.00	N/A	05/06/32	--	15,000,000.00	15,000,000.00	08/06/25
7A5	30321163				Actual/360	5.110%	66,004.17	0.00	0.00	N/A	05/06/32	--	15,000,000.00	15,000,000.00	08/06/25
8A1-2	30508976	OF	New York	NY	Actual/360	4.920%	97,443.33	0.00	0.00	N/A	05/06/32	--	23,000,000.00	23,000,000.00	08/06/25
9A2	30321164	OF	Hoboken	NJ	Actual/360	3.280%	56,488.89	0.00	0.00	N/A	02/06/27	--	20,000,000.00	20,000,000.00	08/06/25
9A5	30321165				Actual/360	3.280%	5,648.89	0.00	0.00	N/A	02/06/27	--	2,000,000.00	2,000,000.00	08/06/25
10A2	30508969	IN	Various	Various	Actual/360	5.700%	107,983.33	0.00	0.00	N/A	06/06/32	--	22,000,000.00	22,000,000.00	08/06/25
11	30321166	RT	Sioux Falls	SD	Actual/360	5.130%	94,976.25	0.00	0.00	N/A	05/01/32	--	21,500,000.00	21,500,000.00	08/01/25
12A1	30509056	OF	Troy	MI	Actual/360	5.320%	89,008.39	23,970.71	0.00	N/A	06/06/32	--	19,429,432.80	19,405,462.09	08/06/25
13	30508268	SS	Various	Various	Actual/360	5.070%	85,570.33	0.00	0.00	N/A	04/06/32	--	19,600,000.00	19,600,000.00	08/06/25
14	30321167	RT	Lynchburg	VA	Actual/360	4.890%	82,111.25	0.00	0.00	N/A	05/01/32	--	19,500,000.00	19,500,000.00	08/01/25
15	30321168	RT	Dale City	VA	Actual/360	4.970%	75,472.90	0.00	0.00	N/A	06/01/32	--	17,635,000.00	17,635,000.00	08/01/25
16	30508941	IN	Statesville	NC	Actual/360	4.950%	70,970.63	0.00	0.00	N/A	04/06/32	--	16,650,000.00	16,650,000.00	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17A3	30320857	OF	Newark	NJ	Actual/360	4.260%	55,025.00	0.00	0.00	N/A	01/06/32	--	15,000,000.00	15,000,000.00	08/06/25
18	30321169	MF	Brooklyn	NY	Actual/360	5.295%	59,274.58	0.00	0.00	N/A	07/06/32	--	13,000,000.00	13,000,000.00	08/06/25
19	30509085	SS	Waipahu	HI	Actual/360	6.480%	69,750.00	0.00	0.00	N/A	07/06/32	--	12,500,000.00	12,500,000.00	08/06/25
20	30321170	OF	Las Vegas	NV	Actual/360	5.650%	55,032.60	12,994.64	0.00	N/A	06/01/32	--	11,311,297.07	11,298,302.43	08/01/25
21	30321171	SS	Goodyear	AZ	Actual/360	5.130%	48,541.38	14,110.01	0.00	N/A	06/01/32	--	10,988,428.93	10,974,318.92	08/01/25
22	30321172	SS	Mesa	AZ	Actual/360	4.940%	46,663.48	14,650.00	0.00	N/A	06/01/32	--	10,969,603.81	10,954,953.81	08/01/25
23	30321173	RT	Rego Park	NY	Actual/360	4.490%	41,757.99	13,912.05	0.00	N/A	05/01/32	--	10,800,255.75	10,786,343.70	08/01/25
24	30321174	IN	Various	FL	Actual/360	4.900%	42,700.78	0.00	0.00	N/A	04/01/32	--	10,120,000.00	10,120,000.00	08/01/25
25A7	30321175	LO	Various	Various	Actual/360	4.850%	34,072.41	26,845.22	0.00	N/A	12/06/29	--	8,158,341.16	8,131,495.94	03/06/25
26	30321176	SS	Apache Junction	AZ	Actual/360	4.880%	38,058.94	12,244.68	0.00	N/A	06/01/32	--	9,056,860.67	9,044,615.99	08/01/25
27	30508734	Various Various		NJ	Actual/360	5.850%	44,581.88	0.00	0.00	N/A	04/06/32	--	8,850,000.00	8,850,000.00	05/06/23
28	30508747	SS	Hayward	CA	Actual/360	4.570%	30,301.64	0.00	0.00	N/A	04/06/32	--	7,700,000.00	7,700,000.00	08/06/25
29	30509034	IN	Skaneateles	NY	Actual/360	4.331%	27,281.72	0.00	0.00	N/A	06/06/32	--	7,315,000.00	7,315,000.00	08/06/25
30	30321177	OF	Las Vegas	NV	Actual/360	5.660%	33,450.34	7,867.23	0.00	N/A	06/01/32	--	6,863,173.27	6,855,306.04	08/01/25
31	30509031	RT	Saint Louis	MO	Actual/360	5.050%	26,091.67	0.00	0.00	N/A	06/06/32	--	6,000,000.00	6,000,000.00	08/06/25
32	30321178	IN	Pompano Beach	FL	Actual/360	5.130%	25,488.98	0.00	0.00	N/A	05/01/32	--	5,770,000.00	5,770,000.00	08/01/25
33	30321179	SS	Woodbridge	VA	Actual/360	5.660%	27,415.63	0.00	0.00	N/A	07/01/32	--	5,625,000.00	5,625,000.00	08/01/25
34	30321180	MH	Corpus Christi	TX	Actual/360	4.920%	18,735.45	5,999.90	0.00	N/A	04/01/32	--	4,422,213.87	4,416,213.97	08/01/25
35	30509062	SS	Napa	CA	Actual/360	6.340%	24,840.47	0.00	0.00	N/A	07/06/27	--	4,550,000.00	4,550,000.00	08/06/25
36	30509059	RT	Cleveland	TN	Actual/360	5.615%	20,671.69	0.00	0.00	N/A	06/06/32	--	4,275,000.00	4,275,000.00	08/06/25
38	30321182	SS	New Castle	IN	Actual/360	4.810%	11,058.99	0.00	0.00	N/A	04/01/32	--	2,670,000.00	2,670,000.00	08/01/25
Totals							2,907,574.34	132,594.44	0.00				699,259,607.33	699,127,012.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A6	52,898,221.60	29,701,681.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A7	52,898,221.60	29,701,681.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A13	52,898,221.60	29,701,681.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A14	52,898,221.60	29,701,681.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A17	52,898,221.60	29,701,681.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	11,261,876.78	2,832,223.19	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-1	11,261,876.78	2,832,223.19	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	6,720,771.00	6,613,604.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	6,720,771.00	6,613,604.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	10,368,459.73	3,353,565.26	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	10,368,459.73	3,353,565.26	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A6	10,368,459.73	3,353,565.26	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	25,597,164.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4-1	25,597,164.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	12,858,661.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	12,858,661.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	21,308,903.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	21,308,903.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1-2	19,618,989.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	12,365,289.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A5	12,365,289.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	7,443,887.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,280,225.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	2,986,671.64	722,508.04	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,427,518.97	1,366,176.19	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,922,170.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,727,207.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,851,095.00	1,775,690.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17A3	11,171,833.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,098,702.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	995,918.12	525,732.02	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,026,109.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	973,752.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,148,198.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,657,385.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,048,833.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A7	0.00	0.00	--	--	--	0.00	0.00	60,802.98	304,500.89	0.00	0.00
26	867,142.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	361,837.65	0.00	--	--	02/11/25	35,446.46	1,220.63	44,279.02	1,181,850.54	155,211.53	0.00
28	809,921.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	714,719.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	815,499.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	437,043.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	464,239.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	447,083.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	485,792.56	488,375.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	1,562.97	0.00
36	599,257.15	665,428.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	342,769.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	540,545,617.07	183,004,667.92				35,446.46	1,220.63	105,082.00	1,486,351.43	156,774.50	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	2	16,981,495.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828687%	4.809837%	73
07/17/25	0	0.00	0	0.00	2	17,008,341.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828733%	4.809882%	74
06/17/25	0	0.00	1	8,186,173.01	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828784%	4.809933%	75
05/16/25	0	0.00	0	0.00	2	17,062,790.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828829%	4.809978%	76
04/17/25	0	0.00	1	8,240,403.50	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828880%	4.810028%	77
03/17/25	1	8,266,795.78	0	0.00	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828925%	4.810072%	78
02/18/25	0	0.00	0	0.00	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828987%	4.810133%	79
01/17/25	0	0.00	0	0.00	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.829031%	4.810177%	80
12/17/24	0	0.00	0	0.00	1	8,850,000.00	0	0.00	0	0.00	0	0.00	1	299,819.50	0	0.00	4.829075%	4.810220%	81
11/18/24	0	0.00	0	0.00	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.829133%	4.810279%	82
10/18/24	0	0.00	0	0.00	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.829176%	4.810322%	83
09/17/24	0	0.00	0	0.00	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,100,000.00	4.829225%	4.810370%	84
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
25A7	30321175	03/06/25	4	6	60,802.98	304,500.89	0.00	8,266,795.78	04/30/24	3	06/26/24
27	30508734	05/06/23	26	6	44,279.02	1,181,850.54	363,456.56	8,850,000.00	07/07/23	2
Totals					105,082.00	1,486,351.43	363,456.56	17,116,795.78
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		96,550,000	96,550,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		8,131,496	0	8,131,496		0
> 60 Months		594,445,517	585,595,517	8,850,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	699,127,013	682,145,517	0	0	16,981,496	0
Jul-25	699,259,607	682,251,266	0	0	17,008,341	0
Jun-25	699,404,663	682,368,490	0	8,186,173	8,850,000	0
May-25	699,536,050	682,473,259	0	0	17,062,791	0
Apr-25	699,679,942	682,589,539	0	8,240,404	8,850,000	0
Mar-25	699,810,132	682,693,336	8,266,796	0	8,850,000	0
Feb-25	699,979,111	691,129,111	0	0	8,850,000	0
Jan-25	700,107,998	691,257,998	0	0	8,850,000	0
Dec-24	700,236,325	691,386,325	0	0	8,850,000	0
Nov-24	700,677,088	691,827,088	0	0	8,850,000	0
Oct-24	700,802,997	691,952,997	0	0	8,850,000	0
Sep-24	700,941,611	692,091,611	0	0	8,850,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A6	30509039	20,000,000.00	20,000,000.00	954,000,000.00	01/20/22	29,701,681.61	3.03000	03/31/25	06/06/27	I/O
1A7	30509040	20,000,000.00	20,000,000.00	954,000,000.00	01/20/22	29,701,681.61	3.03000	03/31/25	06/06/27	I/O
1A13	30509046	10,000,000.00	10,000,000.00	954,000,000.00	01/20/22	29,701,681.61	3.03000	03/31/25	06/06/27	I/O
1A14	30509047	10,000,000.00	10,000,000.00	954,000,000.00	01/20/22	29,701,681.61	3.03000	03/31/25	06/06/27	I/O
1A17	30509050	10,000,000.00	10,000,000.00	954,000,000.00	01/20/22	29,701,681.61	3.03000	03/31/25	06/06/27	I/O
25A7	30321175	8,131,495.94	8,266,795.78	215,000,000.00	08/01/19	16,560,152.45	1.56000	12/31/23	12/06/29	201
27	30508734	8,850,000.00	8,850,000.00	10,960,000.00	--	329,937.63	0.63000	12/31/24	04/06/32	I/O
Totals		86,981,495.94	87,116,795.78	4,995,960,000.00		165,398,498.13

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A6	30509039	MF	NY	11/22/24	98

7/11/2025 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and are

	negotiating. Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.

Borrower continues his unit-upgrade capex program. Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payments, they are all due for December 2024.

	Are in final stages of negotiations with one of the mezzanine lenders to resolve the default.
1A7	30509040	Various	Various	11/22/24	98

7/11/2025 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and are

	negotiating. Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.

Borrower continues his unit-upgrade capex program. Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payments, they are all due for December 2024.

	Are in final stages of negotiations with one of the mezzanine lenders to resolve the default.
1A13	30509046	Various	Various	11/22/24	98

7/11/2025 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and are

	negotiating. Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.

Borrower continues his unit-upgrade capex program. Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payments, they are all due for December 2024.

	Are in final stages of negotiations with one of the mezzanine lenders to resolve the default.
1A14	30509047	Various	Various	11/22/24	98

7/11/2025 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and are

	negotiating. Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.

Borrower continues his unit-upgrade capex program. Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payments, they are all due for December 2024.

	Are in final stages of negotiations with one of the mezzanine lenders to resolve the default.
1A17	30509050	Various	Various	11/22/24	98

7/11/2025 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and are

	negotiating. Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.

Borrower continues his unit-upgrade capex program. Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payments, they are all due for December 2024.

	Are in final stages of negotiations with one of the mezzanine lenders to resolve the default.
25A7	30321175	LO	Various	04/30/24	3

7/11/2025 - Borrower filed chapter 11 bankruptcy on 6/26/24. Borrower and Lender have negotiated a court-approved plan to sell all collateral, with an anticipated closing in late 2025. Marketing is ongoing.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	30508734	Various	NJ	07/07/23	2

7/11/2025 - The Loan transferred to Special Servicing on July 7, 2023, due to Payment Default relating to the Borrower failing to make its May 2023 debt service payment. A hello letter and pre-negotiation letter have been sent. The Borrower has executed the PNL. On September 28, 2023 the Special Servicer sent a demand letter for certain financial reporting documents. The Borrower has not remitted the requested documents at this time. The Special Servicer will pursue a foreclosure action and enforcement of any applicable remedies under the loan documents. A motion to appoint a Receiver has been granted. The Receiver has taken control of the Property. Summary judgment has been received. Pending scheduling of a foreclosure sale date.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	37.32	0.00	0.00	0.00
1A7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	37.32	0.00	0.00	0.00
1A13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	18.66	0.00	0.00	0.00
1A14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	18.66	0.00	0.00	0.00
1A17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	18.66	0.00	0.00	0.00
25A7	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	5,000.00	0.00	0.00	178.49	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,500.00	0.00	0.00	178.49	0.00	0.00	130.62	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,809.11

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Supplemental Notes
None

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